Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases
Schedule of right-of-use assets

	Branch	IT	Furniture
	offices	equipment	and vehicles	Total
Balances at January 1, 2019	6,691	12	31	6,734
Remeasurement in the right-of-use asset	(684)	—	—	(684)
Additions in right-of-use assets	957	—	—	957
Depreciation	(1,381)	(3)	(12)	(1,396)
Balances at December 31, 2019	5,583	9	19	5,611

Schedule of activity in finance lease liabilities

Amount

Balances at January 1, 2019	6,734
Interest expense	729
New contracts	957
Remeasurement on leases liabilities	(684)
Payments	(1,817)
Balances at December 31, 2019	5,919

Schedule of maturity analysis of lease payments

December 31, 2019
Maturity analysis - contractual undiscounted cash flows
Less than one year	1,722
One to three years	2,765
Three to five years	1,536
More than five years	2,371
Total undiscounted lease liabilities at December 31, 2019	8,394
Lease liabilities at December 31, 2019	5,919

Current	1,374
Long-term	4,545

Schedule of additional lease information

Amounts recognized in the consolidated income statement	December 31, 2019
Interest on lease liabilities	729
Expense relating to short-term leases	80
Expense relating to leases of low-value assets that are not shown above as short-term leases	—
Expense relating to variable lease payments not included in lease liabilities	—